SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
•	Field camps and equipment	straight line over 4 Years

•	Furniture and fixtures	straight line over 4 Years

•	Office and communications equipment	straight line over 4 Years

•	Vehicles	straight line over 4 Years

•	Leasehold improvements	straight line over the lease term